Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Contract Liabilities [Abstract]
Schedule of Receipts in Advance from Customers
The balance represented the receipts in advance from customers.

	December 31, 2021	December 31, 2020	January 1, 2020
	RMB’000	RMB’000	RMB’000
Deferred revenue
Subscriptions and licensing	12,050	13,827	13,294
Smart music learning	11,784	11,074	3,191
Music events and performances	38	—	—

Total contract liabilities	23,872	24,901	16,485

Current	23,506	24,314	16,049
Non-current	366	587	436

Schedule of Amount of Revenue Recognised in Respective Reporting Periods that was Included in Contract Liabilities at Beginning of Reporting Period

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Amounts of revenue recognised in the respective reporting period that was included in the contract liabilities at the beginning of the respective reporting period	20,821	13,874	12,395